KSOP Plan: (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Ksop Plan
ShareValueKSOPContribution	$ 170,000
[custom:CashContributionsToThePlan]		$ 171,000